SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	97,351	131,484	170,537
Weighted average of remaining useful life	5 years 2 months 12 days	5 years 2 months 12 days
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 66.8	$ 66.8
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 436	$ 624